UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 11, 2003


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	280225



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
1-800 CONTACTS INC.             COM   681977104       372     31500 SH         SOLE          SOLE
A.S.V. INC.                     COM   001963107      1394    177538 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       215      5370 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       307      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     42704       587 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      5394      2226 SH         SOLE          SOLE
BJ'S WHOLESALE CLUB, INC.       COM   05548J106	      326     17800 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       321     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2087    144050 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5671    129352 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     13941    617115 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       209      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105      9578    341350 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        42     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     30064    390690 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     23594    435160 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       618     31125 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       387     15900 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     22030    548004 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       333      8950 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105      9996   1118128 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     29274    142453 SH         SOLE          SOLE
MARTIN MARIETTA MATERIALS       COM   573284106       270      8800 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     13850    229150 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       349     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     14341    765275 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      4032    124650 SH         SOLE          SOLE
ST. JOE COMPANY		        COM   790148100       200      6667 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     22908   2063749 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       307      6400 SH         SOLE          SOLE
STURM RUGER & CO. INC.          COM   864159108       231     24150 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       241      8200 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       315      8640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       369       500 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     22280    475368 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1178      3800 SH         SOLE          SOLE
                                                   280225